Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,174,453
Proposed Maximum Offering Price per Unit	7.95
Maximum Aggregate Offering Price	$ 9,336,901.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,289.43
Offering Note	Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284812) on February 11, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement. Consists of 1,174,453 shares of common stock registered pursuant to this prospectus supplement to be offered by the selling stockholder named herein. Pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. Separate consideration may or may not be received for shares of common stock that are issuable upon conversion, exercise, or exchange of other securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the New York Stock Exchange on December 3, 2025, which date is within five business days prior to the filing of this prospectus supplement.